Convertible Preferred Stock and Stockholders' Equity - Restricted Stock Units (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period	3 years 9 months 18 days
Total expense recognized	$ 4,228	$ 3,430
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation costs, non-vested RSUs	$ 4,100
Weighted-average period	3 years 10 months 24 days
Total expense recognized	$ 200